10. Deferred income tax and social contribution	12 Months Ended
Dec. 31, 2018
Deferred Income Tax And Social Contribution
Deferred income tax and social contribution

Deferred income tax and social contribution are recognized on: (1) accumulated income tax carried forward losses and negative basis of social contribution, and (2) temporary differences arising from differences between the tax bases of assets and liabilities and their carrying values in the condensed financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted, or substantially enacted, up to the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized only in the event of a profitable track record and/or when the annual forecasts prepared by the Company, examined by the Fiscal Council and Statutory Audit Committee and approved by other management bodies, indicate the likelihood of the future realization of those tax balances.

The balances of deferred income tax and social contribution assets and liabilities are shown in the balance sheet at their net amounts, when there is both a legal right and an intention to offset them at the time when the current taxes are ascertained, usually in relation to the same legal entity and the same taxation authority. Thus, deferred tax assets and liabilities belonging to different entities are in general shown separately, not at their net amounts.

As at December 31, 2018 and December 31, 2017, the prevailing tax rates were 25% for income tax and 9% for social contribution. The tax incentives shown in Note 24 are also being considered in deferred taxes. In addition, there is no statute of limitation in regards to the income tax and social contribution carried forward losses, which it can be offset by up to 30% of the taxable profit reached at each fiscal year, according to the current tax legislation.

The amounts recorded are as follows:

	2018	2017
Losses carried forward – income tax and social contribution	896,100	126,386
Temporary differences:
Provision for legal and administrative proceedings	293,349	196,589
Losses on doubtful accounts	244,428	164,707
Adjustments to present value – 3G license	9,124	11,066
Deferred income tax on accounting adjustments	58,268	59,839
Lease of LT Amazonas Infrastructure	24,978	19,003
Profit sharing	22,181	40,902
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill – TIM Fiber	(370,494)	(370,494)
Derivative financial instruments	(22,551)	(16,432)
Capitalized interest on 4G authorization	(301,525)	(258,175)
Deemed costs – TIM S.A.	(82,042)	(94,912)
Other	74,821	65,686
	859,509	(42,963)

Unrecognized deferred income tax and social contribution
	(57,538)	(55,956)
	801,971	(98,919)

Deferred tax assets portion	801,971	-
Deferred tax liabilities portion	-	(98,919)

TIM S.A.

As previously communicated to the market, TIM Celular S.A. merged into TIM S.A. (previously named “Intelig Telecomunicações Ltda.”) on October 31, 2018 with the main objective of reducing the operating costs of the companies involved, creating synergies and enabling the achievement of the corporate purposes of the two companies. Thus, after the merger, tax credits may also arise from tax losses and negative social contribution base on the income of TIM S.A., considering that the latter, based on the results of TIM Celular after such merger, estimates that the taxable income will be sufficient to fully recover the deferred credits.

On September 30, 2018 the Company recorded total deferred tax assets of R$952,368 arising from amounts that may be used as tax losses (R$702,619) and the negative base of social contribution on income (R$249,749), since all of the factors required for the merger were controlled by Management, such as: (i) the feasibility studies regarding the use of tax benefits was completed and approved by the Company’s governance bodies (ii) definition of the actual corporate restructuring schedule upon the merger; (iii) obtaining of approvals and/or consent of third parties (ANATEL and BNDES) by the Company, among other factors.

Expectation of recovery of tax credits

The estimates regarding the recovery of tax assets were calculated taking into account the financial and business assumptions available at the close of 2018 year end.

Based on these projections, the Company expects to recover the credits as follows:

Deferred income and social contribution taxes
2019	102.835
2020	189.756
2021 onwards	603.509

Tax losses and negative base	896.100
Temporary differences	(94.129)
Total	801.971

The subsidiary has set up deferred income and social contribution tax credits on its total tax losses, negative basis of social contribution and temporary differences, based on the history of profitability and projected future taxable income.

The subsidiary used credits related to tax losses carried forward and the negative basis of social contribution in the amount of R$85,812 for the year ended December 31, 2018 (R$132,389 on December 31, 2017—formerly TIM Celular S.A.).

Unrecognized deferred tax assets

Considering that TIM Participações S.A. (Parent Company) does not carry out activities that could generate taxable profits, deferred tax credits arising from income tax and social contribution tax losses and temporary differences, totaling R$107,092 on December 31, 2018 (R$102,860 at December 31, 2017), were not recognized.